Business Combinations (FY) (Details) $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended			36 Months Ended
	Aug. 31, 2016 USD ($)	Apr. 30, 2015 USD ($)	Oct. 30, 2014 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 Business
Business Combinations [Abstract]
Number of businesses acquired | Business											3
Net cash paid to acquire business						$ 18,800	$ 18,800	$ 18,780	$ 26,179	$ 82,319
Revenues and Operating Income (Loss) [Abstract]
Revenue								89,100	59,800	10,300
Operating income (loss)								$ 19,600	$ 13,900	$ (800)
ILS Innovative Laborsysteme GmbH and Zinsser Analytic GmbH [Member]
Business Combinations [Abstract]
Percentage interest acquired	100.00%
Net cash paid to acquire business	$ 18,800			$ 300
Goodwill deductible for tax purposes	$ 0
TriContinent Scientific, Inc [Member]
Business Combinations [Abstract]
Percentage interest acquired		100.00%
Goodwill deductible for tax purposes		$ 0
Total consideration		30,800
Cash consideration		28,800
Equity consideration		$ 2,000
Holdback recorded in accrued liabilities					$ 4,700
Garo S.p.A. [Member]
Business Combinations [Abstract]
Percentage interest acquired			100.00%
Net cash paid to acquire business			$ 81,800
Goodwill deductible for tax purposes			$ 0